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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number     811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for five of its series, Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund, Evergreen Pennsylvania Municipal Bond Fund, for the quarter ended December 31, 2005. These five series have a March 31 fiscal year end.

Date of reporting period:            December 31, 2005

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 101.3%
EDUCATION 7.2%
California Edl. Facs. Auth. RRB, Santa Clara Univ. Proj., 5.25%, 09/01/2016, (Insd. by AMBAC)	$1,000,000	$1,112,240
University of California RB:
Ser. C, 5.00%, 11/01/2017	1,215,000	1,318,081
Ser. F, 4.75%, 05/15/2020, (Insd. by FSA)	355,000	370,435
University of California RRB, Ser. B, 5.25%, 05/15/2015, (Insd. by AMBAC)	700,000	764,155
		3,564,911
GENERAL OBLIGATION – LOCAL 55.2%
Anaheim, CA Unified Sch. Dist. GO, 4.50%, 08/01/2020, (Insd. by FSA)	750,000	769,965
California Coast Cmnty. College Dist. GO, 5.00%, 08/01/2016, (Insd. by MBIA)	350,000	381,063
Campbell, CA Unified High Sch. Dist. GO, 4.30%, 08/01/2019, (Insd. by MBIA)	270,000	272,697
Chaffey, CA Cmnty. College Dist. GO, Ser. A, 5.25%, 07/01/2014, (Insd. by FSA)	40,000	43,769
Cotati-Rohnert Park, CA Unified Sch. Dist. GO, 5.00%, 08/01/2019, (Insd. by FGIC)	500,000	537,410
East Bay, CA Muni. Util. Dist. GO, Ser. F, 5.00%, 04/01/2017, (Insd. by AMBAC)	1,000,000	1,068,850
El Monte, CA City Sch. Dist. GO, Election of 2004 Proj., Ser. A, 5.00%, 05/01/2019	170,000	182,442
Fremont, CA GO, Freemont Unified Sch. Dist. Election of 2002 Proj., Ser. B, 4.50%, 08/01/2020, (Insd. by FSA)	400,000	410,648
Fremont, CA Refunding GO, Freemont Union High Sch. Proj., 5.00%, 09/01/2020	250,000	268,213
Grossmont, CA Unified Sch. Dist. GO, Election of 2004 Proj., 5.00%, 08/01/2015	250,000	269,210
La Mesa-Spring Valley, CA Sch. Dist. GO, Ser. C, 5.00%, 08/01/2016, (Insd. by FGIC)	700,000	762,125
Lincoln, CA Unified Sch. Dist. GO, Election of 2004 Proj., 4.50%, 08/01/2019, (Insd. by FGIC)	350,000	357,998
Los Angeles, CA Cmnty. College Dist. GO, Ser. B:
5.00%, 08/01/2016, (Insd. by FSA)	1,000,000	1,072,820
5.00%, 08/01/2018, (Insd. by FSA)	800,000	856,200
Los Angeles, CA GO:
Election of 1997 Proj., Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	2,000,000	2,144,600
Ser. A:
5.00%, 09/01/2014	1,000,000	1,084,470
5.00%, 09/01/2018	500,000	534,390
5.00%, 09/01/2018, (Insd. by MBIA)	1,000,000	1,070,800
Murrieta Valley, CA Unified Sch. Dist. GO, Election of 2002 Proj., Ser.B, 4.125%, 09/01/2020, (Insd. by FSA)	350,000	344,491
North Orange Cnty., CA Cmnty. College Dist. GO, 5.00%, 08/01/2016, (Insd. by MBIA)	500,000	544,375
Perris, CA Unified High Sch. Dist. GO, Ser. A, 5.00%, 09/01/2018, (Insd. by FGIC)	860,000	926,211
Piedmont, CA Unified Sch. Dist. GO, 4.00%, 08/01/2020, (Insd. by MBIA)	260,000	252,153
Sacramento, CA Unified Sch. Dist. GO, Election of 2002 Proj., 5.00%, 07/01/2018	1,000,000	1,077,590
Saddleback Valley, CA Unified Sch. Dist. GO, 5.00%, 08/01/2017, (Insd. by FSA)	1,000,000	1,075,800
San Diego, CA Unified Sch. Dist. GO:
Election of 1998 Proj., Ser. E, 5.25%, 07/01/2017, (Insd. by FSA)	1,500,000	1,649,040
Ser. C, 5.00%, 07/01/2016, (Insd. by FSA)	1,000,000	1,084,190
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	1,500,000	1,603,230
Ser. C:
5.00%, 09/01/2014, (Insd. by AMBAC)	685,000	749,274
5.25%, 09/01/2016, (Insd. by AMBAC)	500,000	550,265
San Rafael, CA City High Sch. GO, Election of 2002 Proj., Ser. B, 5.00%, 08/01/2016, (Insd. by FGIC)	910,000	976,266
Santa Clarita, CA Cmnty. College Dist. GO, 5.00%, 08/01/2020	450,000	482,557
Santa Rosa, CA High Sch. Dist. GO, Election of 2002 Proj., 5.00%, 08/01/2019	730,000	779,808
Southwestern California Cmnty. College Dist. GO, Election of 2000 Proj., 5.00%, 08/01/2018, (Insd. by FGIC)	1,000,000	1,094,850
Ventura Cnty., CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2018, (Insd. by MBIA)	700,000	747,922
Windsor, CA Unified Sch. Dist. GO, 4.00%, 08/01/2020, (Insd. by FSA)	320,000	311,360
Yosemite, CA Cmnty. College Dist. GO, Election of 2004 Proj., Ser. A, 5.00%, 08/01/2019, (Insd. by FGIC)	1,000,000	1,074,820
		27,411,872

1

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 4.3%
California GO:
5.00%, 03/01/2017	$600,000	$642,174
5.25%, 02/01/2020	1,400,000	1,507,100
		2,149,274
MISCELLANEOUS REVENUE 0.4%
California Infrastructure & Econ. Dev. Bank RB, 5.00%, 10/01/2020	175,000	185,682
PORT AUTHORITY 8.0%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013	400,000	433,716
Long Beach, CA Harbor RRB:
Ser. A:
5.00%, 08/01/2020	1,940,000	2,095,957
6.00%, 05/15/2011, (Insd. by FGIC)	450,000	498,690
Ser. B:
5.00%, 05/15/2018, (Insd. by FGIC)	615,000	657,921
5.00%, 08/01/2020, (Insd. by MBIA)	275,000	297,107
		3,983,391
RESOURCE RECOVERY 1.6%
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 6.00%,12/01/2015	250,000	279,482
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020, (Insd. by FGIC)	500,000	525,005
		804,487
SALES TAX 2.0%
California Econ. Recovery RB, Ser. A, 5.25%, 07/01/2014, (Insd. by FGIC)	175,000	194,094
Los Angeles Cnty., CA Metro. Trans. Auth. Sales Tax RRB, Ser. B, 5.00%, 07/01/2019, (Insd. by MBIA)	250,000	266,990
San Francisco, CA Bay Trans. Dist. Sales Tax RRB, 5.25%, 07/01/2017	485,000	510,332
TRANSPORTATION 3.1%		971,416
California Infrastructure & EDRB, Bay Area Toll Bridges Proj., Ser. A, 5.25%, 07/01/2018, (Insd. by FSA)	1,435,000	1,560,935
UTILITY 1.5%
Los Angeles, CA Water & Power RRB, Ser. A-2, 5.00%, 07/01/2016	700,000	750,610
WATER & SEWER 18.0%
California Dept. of Water Resources RRB, Water Sys. Proj., Ser. Y, 5.25%, 12/01/2018, (Insd. by FGIC)	1,000,000	1,085,550
Contra Costa, CA Water Dist. RRB:
Ser. L, 5.00%, 10/01/2019, (Insd. by FSA)	375,000	399,604
Ser. M, 5.00%, 10/01/2016, (Insd. by FSA)	1,500,000	1,610,955
East Bay, CA Muni. Util. Water Sys. RRB:
5.00%, 06/01/2018, (Insd. by FSA)	345,000	368,777
5.25%, 06/01/2018, (Insd. by MBIA)	250,000	268,863
Los Angeles Cnty., CA Sanitation Dist. RB, Capital Proj., Ser. A, 5.00%, 10/01/2017, (Insd. by FSA)	2,700,000	2,896,911
Los Angeles, CA Dept. of Water & Power Waterworks RB, Ser. C, 5.25%, 07/01/2018, (Insd. by MBIA)	1,000,000	1,093,120
Metropolitan Water Dist. of Southern California Waterworks RRB, Ser. A, 4.125%, 03/01/2019	200,000	198,886
Oakland, CA Water & Sewer RB, Ser. A, 5.00%, 06/15/2017, (Insd. by FSA)	250,000	268,715
Santa Clara Valley, CA Water Dist. COP, Ser. A, 5.00%, 02/01/2017, (Insd. by FGIC)	700,000	745,444
		8,936,825
Total Investments (cost $49,422,844) 101.3%		50,319,403
Other Assets and Liabilities (1.3%)		(641,076)
Net Assets 100.0%		$49,678,327

2

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic locations as of December 31, 2005:

California	100.0%

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $49,422,844. The gross unrealized appreciation and depreciation on securities based on tax cost was $928,221 and $31,662, respectively, with a net unrealized appreciation of $896,559.

3

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.1%
AIRPORT 1.3%
Massachusetts Port Auth. RB Spl. Facs. Delta Airlines, Ser. C, SAVRS, 3.44%, 01/01/2031, (Insd. by AMBAC)	$1,000,000	$1,000,000
COMMUNITY DEVELOPMENT DISTRICT 1.8%
Connecticut Dev. Auth. RB, Mary Wade Home, Ser. A:
5.60%, 12/01/2007	200,000	205,980
5.70%, 12/01/2008	100,000	104,460
6.375%, 12/01/2018	1,000,000	1,082,760
		1,393,200
CONTINUING CARE RETIREMENT COMMUNITY 1.4%
Connecticut Hlth. & Edl. Facs. RB, Eastern Connecticut Hlth. Network, Ser. A, 6.375%, 07/01/2016	960,000	1,060,301
EDUCATION 5.5%
Connecticut Hlth. & Edl. Facs. Auth. RB:
University of Hartford, Ser. E, 5.00%, 07/01/2013	1,000,000	1,062,270
Westminster Sch., Ser. A, 5.50%, 07/01/2016	1,500,000	1,531,080
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,652,234
		4,245,584
ELECTRIC REVENUE 3.5%
Connecticut Dev. Auth. PCRB, Light & Power Facs., 5.85%, 09/01/2028	1,000,000	1,058,110
Puerto Rico Elec. Power Auth. RB, 5.50%, 07/01/2018	1,500,000	1,611,405
		2,669,515
GENERAL OBLIGATION – LOCAL 8.8%
Bridgeport, CT GO, Ser. A, 5.25%, 09/15/2022	1,000,000	1,086,300
Cheshire, CT GO, 5.375%, 10/15/2013	660,000	711,777
Middletown, CT GO, 6.00%, 04/15/2007	1,000,000	1,034,940
Milford, CT GO, 5.20%, 01/15/2013	500,000	546,985
Montville, CT GO, 5.25%, 12/01/2008	300,000	316,173
New Haven, CT GO:
ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,427
Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	995,000	1,059,516
Plainville, CT GO, 5.00%, 12/01/2017	500,000	535,565
Waterbury, CT GO:
6.00%, 02/01/2012	645,000	700,838
6.00%, 02/01/2013	680,000	738,867
		6,736,388
GENERAL OBLIGATION – STATE 8.8%
Commonwealth of Puerto Rico GO:
5.50%, 07/01/2008, (Insd. by MBIA)	205,000	215,799
6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,397,280
Connecticut GO:
Ser. A, 6.25%, 05/15/2006	2,000,000	2,022,500
Ser. E, 5.125%, 11/15/2015	1,000,000	1,073,980
Ser. F, 5.25%, 10/15/202	1,000,000	1,091,300
		6,800,859
HOSPITAL 13.7%
Connecticut Dev. Auth. RB, Elim Park Baptist Home, Inc. Proj., 5.75%, 12/01/2023	750,000	793,410
Connecticut Hlth. & Edl. Facs. Auth. RB:
Children’s Med. Ctr., Ser. B, 5.00%, 07/01/2021	1,000,000	1,060,380
Greenwich Hosp. Assn., Ser. A, 5.40%, 07/01/2009	500,000	514,870
New Britain Gen. Hosp., Ser. B, 5.875%, 07/01/2008, (Insd. by AMBAC)	250,000	252,993
St. Francis Hosp. & Med. Ctr., Ser. D, 5.375%, 07/01/2013	1,000,000	1,083,980
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,029,010
Veteran’s Mem. Med. Ctr., Ser. A, 5.375%, 07/01/2014	1,000,000	1,029,630
William W. Backus Hosp., Ser. G, 5.00%, 07/01/2023	2,010,000	2,123,625

1

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Connecticut Hlth. & Edl. Facs. Auth. RB:
Yale New Haven Hosp., Ser. H, 5.625%, 07/01/2016	$1,000,000	$1,030,710
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	1,000,000	1,088,540
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2025	500,000	541,805
		10,548,953
HOUSING 9.1%
Connecticut HFA RB:
Group Home Mtge., Ser. 5, 5.70%, 06/15/2020, (Insd. by AMBAC)	315,000	335,617
Mtge. Fin. Program:
Ser. D-1, 5. 75%, 11/15/2017	550,000	578,253
Ser. E-2, 4. 75%, 11/15/2018	2,000,000	2,034,000
Ser. F-1, 5. 05%, 11/15/2021	1,000,000	1,024,910
Ser. G, 6.00%, 11/15/2027	425,000	437,113
Ser. G-2, 4.55%, 11/15/2018	500,000	502,910
Spl. Needs Mtge., Ser. 2, 5.25%, 06/15/2022	2,000,000	2,109,660
		7,022,463
INDUSTRIAL DEVELOPMENT REVENUE 5.8%
Eastern Connecticut Resource Recovery Auth. RB, Wheelabrator Lisbon, Inc. Proj., Ser. A, 5.50%, 01/01/2014	1,000,000	1,008,100
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj., 5.75%, 08/01/2035	500,000	521,420
York Cnty., SC PCRB, SAVRS, Ser. B3, 3.20%, 09/15/2024	2,950,000	2,950,000
		4,479,520
MISCELLANEOUS REVENUE 0.4%
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 5.25%, 10/01/2021	250,000	267,907
PRE-REFUNDED 12.1%
Connecticut GO:
Ser. A:
6.00%, 04/15/2013	3,000,000	3,331,890
6.25%, 05/15/2006	20,000	20,218
Ser. D, 5.125%, 11/15/2017	2,000,000	2,152,460
Connecticut Hlth. & Edl. Facs. RB, Eastern Connecticut Hlth. Network, Ser. A, 6.375%, 07/01/2016	1,040,000	1,171,529
Hamden, CT GO, 5.40%, 08/15/2011, (Insd. by MBIA)	1,275,000	1,304,389
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013	1,000,000	1,138,090
Stamford, CT GO, 5.00%, 07/15/2017	200,000	208,360
		9,326,936
SPECIAL TAX 13.8%
Connecticut Dev. Auth. Spl. Obl. RRB, Ser. A, 5.00%, 10/15/2021, (Insd. by MBIA)	530,000	564,074
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A:
5.00%, 07/01/2023	500,000	531,885
6.00%, 06/01/2006, (Insd. by FGIC)	1,000,000	1,011,570
Ser. B, 6.50%, 10/01/2010	3,905,000	4,418,156
Ser. C, 6.00%, 10/01/2008, (Insd. by MBIA)	3,800,000	4,066,608
		10,592,293
STUDENT LOAN 0.6%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%, 11/15/2008	445,000	446,767
TOBACCO REVENUE 0.6%
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.375%, 05/15/2033	455,000	463,195
TRANSPORTATION 5.7%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. J, 5.00%, 07/01/2019	2,000,000	2,138,500
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,230,860
		4,369,360

2

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
WATER & SEWER 4.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RB, 5.20%, 07/01/2008, (Insd. by MBIA)	$1,000,000	$1,045,530
South Central Connecticut Regl. Water Auth. RB:
5.00%, 08/01/2024	1,000,000	1,058,610
5.25%, 08/01/2014	1,000,000	1,090,990
		3,195,130
Total Municipal Obligations (cost $71,378,156)		74,618,371

	Shares	Value

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
Evergreen Institutional Municipal Money Market Fund ø (cost $1,324,981)	1,324,981	1,324,981
Total Investments (cost $72,703,137) 98.8%		75,943,352
Other Assets and Liabilities 1.2%		928,807
Net Assets 100.0%		$76,872,159

Ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities

The following table shows the percent of total investments by geographic location as of December 31, 2005:

Connecticut	78.0%
Puerto Rico	10.4%
South Carolina	6.8%
Massachusetts	1.3%
Minnesota	0.7%
North Carolina	0.7%
U.S.Virgin Islands	0.4%
Non-state specific	1.7%
100.0%

On December 31, 2005 the aggregate cost of securities for federal income tax purposes was $72,703,137. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,252,955 and $12,740, respectively, with a net unrealized appreciation of $3,240,215.

3

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.8%
AIRPORT 2.8%
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025	$5,000,000	$5,185,450
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,119,780
		7,305,230
CONTINUING CARE RETIREMENT COMMUNITY 4.8%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	1,490,000	1,548,184
New Jersey EDA RB:
Evergreens Proj., 5.875%, 10/01/2012	2,000,000	2,051,500
First Mtge. of Reformed Church, 5.375%, 12/01/2018	1,150,000	1,160,419
First Mtge. of The Evergreens:
6.00%, 10/01/2017	680,000	696,850
6.00%, 10/01/2022	4,140,000	4,228,762
Franciscan Oaks Proj., 5.70%, 10/01/2017	3,000,000	3,050,580
		12,736,295
EDUCATION 6.3%
Mercer Cnty., NJ Impt. Auth. RB Sch. Dist. Proj.:
5.25%, 01/15/2021	1,320,000	1,427,092
5.25%, 01/15/2022	1,000,000	1,079,860
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	569,175
New Jersey EDA RB, Sch. Facs. Construction Proj., Ser. O, 5.125%, 03/01/2028	5,000,000	5,251,550
New Jersey Edl. Facs. Auth. RB:
Kean Univ., Ser. D:
5.25%, 07/01/2019	1,000,000	1,085,730
5.25%, 07/01/2020	1,000,000	1,085,730
Princeton Univ., Ser. H, 5.25%, 07/01/2017	1,865,000	2,003,905
Ser. A, 5.25%, 09/01/2018, (Insd. by AMBAC)	3,895,000	4,198,615
		16,701,657
ELECTRIC REVENUE 0.4%
Puerto Rico Elec. Power Auth. RB, 5.50%, 07/01/2018	1,000,000	1,074,270
GENERAL OBLIGATION – LOCAL 5.5%
Atlantic Cnty., NJ GO, Spl. Svcs. Vocational Sch., 5.70%, 08/01/2006, (Insd. by MBIA)	300,000	304,296
Essex Cnty., NJ Impt. Auth. GO, 5.80%, 11/01/2007	500,000	521,315
Freehold, NJ Board of Ed. GO, 5.40%, 07/15/2024, (Insd. by FSA)	1,455,000	1,471,776
Freehold, NJ Regl. High Sch. GO:
5.60%, 03/01/2012	1,630,000	1,766,708
5.60%, 03/01/2013	1,065,000	1,154,322
Gloucester Township, NJ GO, 5.45%, 07/15/2007, (Insd. by AMBAC)	500,000	516,920
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	258,667
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	458,824
Middletown Township, NJ GO, 5.20%, 08/01/2007	335,000	344,889
Millburn Township, NJ GO, Board of Ed., 5.35%, 07/15/2011	960,000	1,049,146
Monmouth Cnty., NJ GO, 5.00%, 01/15/2017	850,000	920,652
Ocean Cnty., NJ GO, 5.00%, 11/01/2017	1,000,000	1,082,300
Randolph Township, NJ GO, Sch. Dist., 6.30%, 03/15/2006, (Insd. by FSA)	500,000	503,240
Sparta Township, NJ GO, 5.80%, 09/01/2023, (Insd. by MBIA)	1,100,000	1,118,469
Toms River, NJ GO, Board of Ed. Sch. Bond Reserve Act, 5.75%, 07/15/2019, (Insd. by FGIC)	1,095,000	1,135,657
Voorhees Township, NJ GO, 5.95%, 07/15/2007	370,000	384,796
Washington Township, NJ GO:
Board of Ed. Mercer Cnty., 5.00%, 01/01/2020, (Insd. by FSA)	1,300,000	1,391,910
Board of Ed. Warren Cnty., 7.50%, 04/15/2009	130,000	146,444
		14,530,331

1

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 5.0%
Commonwealth of Puerto Rico GO:
5.375%, 07/01/2021	$1,000,000	$1,045,660
6.50%, 07/01/2008, (Insd. by MBIA)	1,115,000	1,199,484
New Jersey GO:
Ser. D, 5.80%, 02/15/2007	500,000	513,895
Ser. E, 6.00%, 07/15/2009	6,500,000	7,051,850
Ser. F, 5.50%, 08/01/2011	3,000,000	3,289,980
		13,100,869
HOSPITAL 19.1%
Camden Cnty., NJ Impt. Auth. Hlth. Care RRB:
Cooper Hlth. Sys. Obl. Group A, 5.25%, 02/15/2020	5,000,000	5,171,850
Cooper Hlth. Sys. Obl. Group B, 5.25%, 02/15/2027	2,500,000	2,547,025
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries, Ser. B, SAVRS, 3.75%, 07/01/2030	1,500,000	1,500,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 5.75%, 07/01/2022	500,000	532,000
Doctors Cmnty. Hosp., Inc., 5.75%, 07/01/2013	2,295,000	2,297,869
New Jersey Hlth. Care Facs. Fin. Auth. RB:
AHS Hosp. Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,499,877
Atlantic City Med. Ctr., Ser. B, 6.00%, 07/01/2012	3,000,000	3,329,700
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	3,825,000	4,015,255
Capital Hlth. Sys. Obl. Group, Ser. A, 5.75%, 07/01/2023	1,000,000	1,072,270
Hackensack Univ. Med. Ctr.:
5.875%, 01/01/2015	1,000,000	1,071,120
ARS, 3.10%, 01/01/2035	5,600,000	5,600,000
Jersey City Med. Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	1,460,000	1,472,527
Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	2,000,000	2,122,760
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	4,028,437
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,706,304
Ser.A-2, FRN, 3.51%, 07/01/2014, (LOC: Commerce Bancorp, Inc.)	3,000,000	3,000,000
St. Joseph’s Hosp. & Med. Ctr., 5.70%, 07/01/2011	1,000,000	1,030,850
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys.,
Ser. A, 6.00%, 01/15/2022	2,900,000	3,148,791
		50,146,635
HOUSING 6.8%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	2,000,000	2,077,560
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	1,250,000	1,315,113
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	3,000,000	3,099,210
5.45%, 11/01/2014, (Insd. by FSA)	1,000,000	1,034,490
5.70%, 05/01/2020, (Insd. by FSA)	225,000	236,313
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	357,095
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,935,000	2,018,766
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB:
5.30%, 10/01/2008, (Insd. by MBIA)	3,140,000	3,270,153
5.40%, 10/01/2009, (Insd. by MBIA)	4,385,000	4,583,816
		17,992,516
INDUSTRIAL DEVELOPMENT REVENUE 3.8%
New Jersey EDA RB, Natural Gas Co., Ser. A, ARS, 3.20%, 08/01/2030	2,850,000	2,850,000
Ohio Water Dev. Auth. Solid Waste Disposal RB, North Star BHP Steel Cargill, 6.30%, 09/01/2020	3,000,000	3,064,170
Texas Alliance Arpt. Auth., Inc. Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	4,000,000	4,105,200
		10,019,370

2

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 7.6%
Burlington Cnty., NJ Bridge Commission RB, Cnty. Gtd. Governmental Leasing Program:
5.00%, 12/01/2020, (Insd. by MBIA)	$905,000	$962,884
5.25%, 08/15/2020	1,000,000	1,067,870
5.25%, 08/15/2021	1,500,000	1,601,805
Camden Cnty., NJ Impt. Auth. Lease RB, Ser. A, 5.00%, 09/01/2016, (Insd. by FSA)	505,000	542,809
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Facs. Proj., 5.75%, 10/01/2012, (Insd. by FGIC)	3,090,000	3,397,486
Gloucester Cnty., NJ Impt. Auth. Lease RB, Ser. A:
5.00%, 09/01/2021	1,000,000	1,066,260
5.00%, 09/01/2022	1,420,000	1,509,432
5.00%, 09/01/2023	1,000,000	1,060,530
Hudson Cnty., NJ COP, Correctional Facs., Ser. A, 5.00%, 12/01/2021, (Insd. by MBIA)	2,500,000	2,649,725
New Jersey EDA RB:
5.25%, 11/15/2018	1,745,000	1,884,687
Dept. of Human Svcs.:
5.75%, 07/01/2013	1,100,000	1,211,254
Ser. A, 5.70%, 07/01/2012	2,430,000	2,629,284
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	512,525
		20,096,551
MISCELLANEOUS REVENUE 3.1%
Bergen Cnty., NJ Impt. Auth. RB, Wyckoff Board of Ed. Proj., 5.25%, 04/01/2020	1,770,000	1,941,035
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A., 6.25%, 07/01/2009, (Insd. by AMBAC)	250,000	273,775
Garden State Preservation Trust RB, Ser. A, 5.25%, 11/01/2018	4,085,000	4,509,187
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	1,250,000	1,363,075
		8,087,072
PORT AUTHORITY 13.0%
Delaware River & Bay Auth. RB:
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,020,060
Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	820,305
Delaware River Port Auth. of Pennsylvania & New Jersey RB:
5.40%, 01/01/2015, (Insd. by FGIC)	2,500,000	2,553,975
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,021,590
Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,704,848
Port Auth. of New York & New Jersey RB:
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,512,600
Ser. 1038, 6.62%, 11/15/2013, (Insd. by FGIC)	5,000,000	5,895,100
Ser. B, 6.00%, 07/15/2008	7,275,000	7,497,542
Port Auth. of Seattle, Washington RRB, Ser. D, 6.00%, 02/01/2011, (Insd. by MBIA)	2,000,000	2,195,960
South Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	3,040,478
		34,262,458
PRE-REFUNDED 1.6%
Essex Cnty., NJ Utils. Auth. Solid Waste RB, Ser. A:
5.50%, 04/01/2011, (Insd. by FSA)	250,000	256,298
5.60%, 04/01/2016, (Insd. by FSA)	250,000	256,357
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	55,396
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	50,000	55,670
New Jersey Turnpike Auth. RRB, Ser. C:
6.50%, 01/01/2016, (Insd. by MBIA)	2,350,000	2,761,767
6.50%, 01/01/2016, (Insd. by MBIA)	165,000	194,292
6.50%, 01/01/2016, (Insd. by MBIA)	485,000	570,578
		4,150,358

3

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 2.7%
New Jersey Sports & Expo. Auth. RB, Ser. A:
5.25%, 09/01/2015	$1,445,000	$1,563,894
5.75%, 03/01/2010, (Insd. by MBIA)	4,085,000	4,448,892
6.00%, 03/01/2015, (Insd. by MBIA)	1,000,000	1,094,400
		7,107,186
SPECIAL TAX 1.2%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	3,000,000	3,129,720
STUDENT LOAN 0.2%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016,
(Insd. by AMBAC)	500,000	508,140
TRANSPORTATION 8.0%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Gtd. by IBC & Insd. by MBIA)	2,300,000	2,603,554
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,386,180
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,104,350
New Jersey Hwy. Garden State Parkway Auth. RB, 5.15%, 01/01/2007	1,000,000	1,018,600
New Jersey Trans. Corp. COP:
6.50%, 10/01/2016, (Insd. by FSA)	300,000	314,661
Federal Trans. Administration Grants, Ser. A, 5.75%, 09/15/2011, (Insd. by AMBAC)	1,150,000	1,241,805
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys.:
Ser. A:
5.625%, 06/15/2013	1,200,000	1,333,152
5.625%, 06/15/2014	1,500,000	1,676,055
5.75%, 06/15/2015	1,300,000	1,472,523
6.00%, 12/15/2006, (Insd. by AMBAC)	3,000,000	3,075,810
Ser. B:
6.50%, 06/15/2010, (Insd. by MBIA)	375,000	421,785
6.50%, 06/15/2010, (Insd. by MBIA)	625,000	699,631
New Jersey Turnpike Auth. RB, Ser. A:
5.75%, 01/01/2018	2,335,000	2,537,818
5.75%, 01/01/2018	965,000	1,039,836
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,615
		20,976,375
UTILITY 1.1%
Atlantic Cnty., NJ Util. Auth. RRB, 5.25%, 01/15/2015	2,655,000	2,883,675
WATER & SEWER 3.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RB, 6.25%, 07/01/2012, (Insd. by MBIA)	1,000,000	1,153,050
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by AMBAC)	1,000,000	1,048,180
New Jersey Wastewater Treatment RB:
Ser. A:
5.25%, 11/01/2008, (Insd. by MBIA)	1,000,000	1,046,730
5.25%, 09/01/2012	1,000,000	1,032,800
7.00%, 05/15/2007, (Insd. by MBIA)	2,670,000	2,801,418
Ser. C, 6.625%, 05/15/2007, (Insd. by MBIA)	2,000,000	2,088,440
Stafford, NJ Muni. Utils. Auth. RB, 6.20%, 06/01/2007, (Insd. by MBIA)	370,000	370,895
Stony Brook Regl. Sewer Auth. New Jersey RB, Ser. B, 5.45%, 12/01/2012	500,000	540,015
		10,081,528
Total Municipal Obligations (cost $243,501,739)		254,890,236

4

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 1.8%
MUTUAL FUND SHARES 1.8%
Evergreen Institutional Municipal Money Market Fund ø (cost $4,598,666)	4,598,666	$4,598,666
Total Investments (cost $248,100,405) 98.6%		259,488,902
Other Assets and Liabilities 1.4%		3,742,873
Net Assets 100.0%		$263,231,775

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
ARS	Auction Rate Security
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IBC	Insured Bond Certification
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of December 31, 2005:

New Jersey	83.7%
Puerto Rico	3.7%
Pennsylvania	2.6%
Texas	1.6%
Ohio	1.2%
Virgin Islands	1.2%
Maryland	1.1%
Washington	0.8%
Delaware	0.7%
Georgia	0.6%
Louisiana	0.6%
Tennessee	0.4%
Non-state specific	1.8%
100.0%

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $248,100,405. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,486,706 and $98,209, respectively, with a net unrealized appreciation of $11,388,497.

5

EVERGREEN NEW YORK MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.8%
EDUCATION 6.0%
New York Dorm. Auth. RB:
Peekskill City Sch. Dist., 4.50%, 10/01/2020	$500,000	$513,080
Univ. Dorm. Facs.:
5.00%, 07/01/2019, (Insd. by MBIA)	960,000	1,026,653
Ser. A, 5.00%, 07/01/2017, (Insd. by FGIC)	1,805,000	1,935,501
Ser. C, 5.00%, 07/01/2020, (Insd. by MBIA)	1,725,000	1,846,164
		5,321,398
GENERAL OBLIGATION – LOCAL 27.7%
Bethlehem, NY Sch. Dist. GO, 4.00%, 01/15/2018, (Insd. by FSA)	180,000	177,795
Brookhaven, NY GO, 5.00%, 08/15/2015, (Insd. by MBIA)	1,790,000	1,952,371
Byram Hills, NY Sch. Dist. GO, Ser. B, 5.00%, 10/15/2019, (Insd. by MBIA)	1,880,000	2,056,776
Commack, NY Sch. Dist. GO, 4.00%, 11/15/2016, (Insd. by FGIC)	660,000	666,369
Dover, NY Sch. Dist. GO, Ser. B, 5.00%, 09/01/2014, (Insd. by FSA)	1,000,000	1,097,400
East Hampton, NY GO, 4.00%, 03/01/2019	500,000	493,425
Lake Placid, NY Sch. Dist. GO:
5.00%, 06/15/2018, (Insd. by FGIC)	845,000	933,379
5.00%, 06/15/2019, (Insd. by FGIC)	885,000	980,297
Liverpool, NY Sch. Dist. GO:
5.00%, 07/15/2013, (Insd. by FSA)	985,000	1,057,476
5.125%, 07/15/2016, (Insd. by FSA)	1,165,000	1,251,688
Millbrook, NY Sch. Dist. GO, 4.25%, 06/01/2019, (Insd. by FSA)	585,000	590,347
Nanuet, NY Sch. Dist. GO, 4.00%, 10/15/2016, (Insd. by FSA)	1,555,000	1,568,420
New York, NY GO:
Ser. A, 5.00%, 08/01/2019	640,000	674,355
Ser. C, 5.50%, 08/01/2014	500,000	545,120
Ser. G, 5.00%, 12/01/2019	250,000	262,652
New York, NY GO TCR, Ser. D, 5.00%, 08/01/2017, (Insd. by CIFG Svcs., Inc.)	1,000,000	1,070,710
Onondaga Cnty., NY GO, Ser. A:
5.00%, 05/01/2016	1,250,000	1,330,800
5.00%, 07/15/2017	1,460,000	1,564,040
Orange Cnty., NY GO, Ser. A, 5.00%, 07/15/2020	500,000	537,275
Pittsford, NY Central Sch. Dist. GO, 4.00%, 10/01/2016	1,250,000	1,257,287
Suffolk Cnty., NY GO, Ser. A, 5.00%, 05/01/2016, (Insd. by MBIA)	4,000,000	4,304,480
		24,372,462
GENERAL OBLIGATION – STATE 1.2%
New York GO, Ser. A:
4.50%, 03/15/2019	500,000	512,865
4.50%, 03/15/2020	530,000	541,602
		1,054,467
HOUSING 4.8%
New York HFA RB, Personal Income Tax, Ser. A:
5.25%, 09/15/2015, (Insd. by MBIA)	1,775,000	1,928,396
5.25%, 09/15/2018, (Insd. by MBIA)	1,000,000	1,084,710
New York Mtge. Agcy. SFHRB:
Ser. 50, 5.35%, 04/01/2007	240,000	244,517
Ser. 67, 5.30%, 10/01/2010	585,000	604,293
Ser. 102, 4.70%, 10/01/2016	350,000	359,037
		4,220,953
INDUSTRIAL DEVELOPMENT REVENUE 3.6%
Troy, NY IDA Civic Facs. RRB, Rensselaer Polytechnic Institute, Ser. A:
5.50%, 09/01/2012	1,145,000	1,262,420
5.50%, 09/01/2013	1,100,000	1,206,689
5.50%, 09/01/2015	620,000	679,749
		3,148,858

1

EVERGREEN NEW YORK MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 2.0%
New York Dorm. Auth. RB, Univ. Dorm. Facs., Ser. A, 5.00%, 07/01/2019, (Insd. by MBIA)	$1,635,000	$1,755,172
MISCELLANEOUS REVENUE 2.9%
New York Battery Park City Auth. RB, Ser. A:
5.25%, 11/01/2014	2,000,000	2,198,820
5.25%, 11/01/2017	300,000	327,951
		2,526,771
POWER 2.5%
New York Power Auth. RB, Ser. A:
5.00%, 11/15/2017	1,000,000	1,070,710
5.25%, 11/15/2016	1,000,000	1,086,270
		2,156,980
SALES TAX 16.8%
Nassau Cnty., NY Interim Fin. Auth. RB, Ser. A:
5.00%, 11/15/2016, (Insd. by AMBAC)	1,500,000	1,608,780
5.00%, 11/15/2017, (Insd. by AMBAC)	1,425,000	1,532,345
Nassau Cnty., NY Interim Fin. Auth. RRB, Ser. B, 5.00%, 11/15/2017	1,000,000	1,075,330
New York Grand Central Dist. Mgmt. Assn. RRB, Business Impt. Proj., 5.00%, 01/01/2018	1,000,000	1,055,290
New York Local Govt. Assistance Corp. RB, Ser. C, 5.50%, 04/01/2017	500,000	557,425
New York, NY TFA RB:
Ser. C, 5.25%, 02/15/2018	2,950,000	3,163,344
Ser. G, 5.00%, 08/01/2018	3,925,000	4,197,670
New York Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/2017, (Insd. by MBIA)	1,500,000	1,618,245
		14,808,429
SPECIAL TAX 1.8%
New York Thruway Auth. RB, Ser. A:
5.00%, 03/15/2017, (Insd. by MBIA)	1,000,000	1,069,780
5.00%, 03/15/2018, (Insd. by MBIA)	500,000	534,245
		1,604,025
TRANSPORTATION 15.5%
Metropolitan Trans. Auth. RB:
Ser. B:
5.25%, 11/15/2017, (Insd. by FGIC)	1,825,000	1,994,470
5.25%, 11/15/2018, (Insd. by FGIC)	2,430,000	2,652,199
Ser. C, 5.00%, 11/15/2015	1,000,000	1,072,690
New York Bridge Auth. RB, 5.00%, 01/01/2014	1,555,000	1,665,514
New York Thruway Auth. RB, Gen. Hwy. & Bridge, Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	1,500,000	1,597,950
New York Triborough Bridge & Tunnel Auth. RB, Ser. A, 5.25%, 01/01/2015	1,235,000	1,335,813
New York Triborough Bridge & Tunnel Auth. RRB, Ser. B, 5.25%, 11/15/2018	2,065,000	2,236,787
Port Auth. of New York & New Jersey RB, Ser. 125, 5.00%, 10/15/2019, (Insd. by FSA)	1,000,000	1,064,680
		13,620,103
WATER & SEWER 13.0%
New York Env. Facs. Corp. RB, Clean Drinking Water Proj.:
5.00%, 06/15/2017	3,500,000	3,761,100
Ser. B:
5.00%, 11/15/2017	1,250,000	1,344,613
5.25%, 06/15/2016	1,765,000	1,912,201
New York, NY Muni. Water Fin. Auth. RB, Ser. B, 5.00%, 06/15/2017	4,150,000	4,426,846
		11,444,760
Total Municipal Obligations (cost $83,916,811)		86,034,378

2

EVERGREEN NEW YORK MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen New York Municipal Money Market Fund ø (cost $1,157,948)	1,157,948	$1,157,948
Total Investments (cost $85,074,759) 99.1%		87,192,326
Other Assets and Liabilities 0.9%		753,562
Net Assets 100.0%		$87,945,888

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TCR	Transferable Custody Receipts
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of December 31, 2005:

New York	98.7%
Non-state specific	1.3%
100.0%

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $85,095,157. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,160,962 and $63,793, respectively, with a net unrealized appreciation of $2,097,169.

3

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 100.4%
AIRPORT 1.8%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., 5.75%,01/01/2012	$5,500,000	$5,933,070
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,224,760
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	3,975,672
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,750,278
5.50%, 07/01/2017	1,250,000	1,342,237
		16,226,017
CONTINUING CARE RETIREMENT COMMUNITY 2.1%
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,064,850
6.00%, 10/01/2034	1,400,000	1,486,912
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2012	1,025,000	1,046,771
5.00%, 12/15/2013	1,075,000	1,092,683
5.30%, 12/15/2026	2,120,000	2,126,551
Ser. B, 4.65%, 12/01/2029	3,000,000	2,985,630
Montgomery Cnty., PA Higher Ed.& Hlth. Auth. RB, Philadelphia Geriatric Ctr.,
Ser. A, 7.25%, 12/01/2024	6,000,000	6,848,160
Montgomery Cnty., PA IDA RB, Adult Cmnty. Total Svcs., Ser. B, 5.75%, 11/15/2017	1,000,000	1,036,330
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	1,075,270
		18,763,157
EDUCATION 11.7%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%,
09/01/2028	6,075,000	6,186,841
Charleston, SC Edl. Excellence Fin. Corp. RB, ROLS-RR-II-R-497, 6.87%,
12/01/2025	1,615,000	1,825,628
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,095,380
Gettysburg, PA Muni. Auth. Gettysburg College RB, 5.00%, 08/15/2018	1,000,000	1,045,110
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner for
Tomorrow Proj., 5.00%, 12/01/2028	9,010,000	9,270,929
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College, Ser. A, 5.25%,
04/15/2014	1,000,000	1,083,780
Lancaster, SC Edl. Assistance Program RB, Lancaster Cnty. Sch. Dist. Proj., 5.00%,
12/01/2029	1,500,000	1,515,105
Latrobe, PA IDRB, St.Vincent College Proj.:
5.375%, 05/01/2018	2,635,000	2,724,432
5.375%, 05/01/2024	5,600,000	5,745,712
5.60%, 05/01/2021	1,500,000	1,581,780
5.70%, 05/01/2031	1,500,000	1,576,020
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB:
5.25%, 12/01/2021	2,535,000	2,658,987
5.25%, 12/01/2024	1,190,000	1,236,684
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Beaver College, 5.70%,
04/01/2027	1,560,000	1,634,693
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016	1,000,000	1,100,180
5.50%, 01/15/2018	1,000,000	1,093,390
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College:
5.40%, 12/01/2009, (Insd. by MBIA)	1,845,000	1,931,125
5.625%, 12/01/2027, (Insd. by MBIA)	2,000,000	2,093,780
Drexel Univ., 5.20%, 05/01/2009 , (Insd. by MBIA)	1,605,000	1,673,309
Pennsylvania Higher Edl. Facs. Auth. RB:
La Salle Univ., 5.625%, 05/01/2017	1,000,000	1,017,380
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,624,592
Ser. N:
5.80%, 06/15/2024, (Insd. by MBIA)	3,500,000	3,540,250
5.875%, 06/15/2021, (Insd. by MBIA)	4,000,000	4,047,360
Temple Univ., Ser. A, 5.25%, 04/01/2016	2,290,000	2,397,653

1

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Pennsylvania Higher Edl. Facs. Auth. RB: continued
Thomas Jefferson Univ.:
5.50%, 01/01/2015	$1,280,000	$1,389,747
5.50%, 01/01/2018	1,000,000	1,076,910
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Asset Assurance, Inc.)	3,000,000	3,197,040
5.50%, 01/01/2024, (Liq.: Radian Asset Assurance, Inc.)	1,000,000	1,071,620
5.85%, 01/01/2017	2,755,000	2,877,322
Widener Univ.:
5.00%, 07/15/2026	1,300,000	1,336,738
5.00%, 07/15/2039	5,750,000	5,840,620
5.25%, 07/15/2024	1,000,000	1,048,800
5.40%, 07/15/2036	5,500,000	5,772,580
Pennsylvania Pub. Sch. Bldg. Auth. RB:
Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	5,000,000	5,458,900
6.00%, 02/01/2017	2,690,000	2,999,027
Harrisburg Cmnty. College, 5.25%, 04/01/2024, (Insd. by AMBAC)	2,205,000	2,377,673
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College:
5.35%, 10/01/2007	350,000	355,019
6.00%, 10/01/2029	1,000,000	1,023,280
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Ser. B, 6.25%, 05/01/2006,
(Insd. by MBIA)	1,205,000	1,216,725
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,908,980
Cmnty. College of Philadelphia, 5.50%, 05/01/2016, (Insd. by AMBAC)	1,250,000	1,362,275
		105,013,356
ELECTRIC REVENUE 1.2%
Indiana Cnty., PA IDA PCRRB, Pennsylvania Elec. Co. Proj., 5.35%, 11/01/2010,
(Insd. by MBIA)	9,600,000	10,410,048
GENERAL OBLIGATION – LOCAL 9.1%
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	1,120,000	1,219,982
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	2,330,000	2,537,836
5.50%, 04/15/2018	1,000,000	1,089,200
5.50%, 04/15/2019	2,590,000	2,821,028
Burrell, PA Sch. Dist. GO, Ser. A, 5.00%, 07/15/2025, (Insd. by FSA)	5,845,000	6,185,471
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	3,750,000	4,092,225
5.50%, 05/15/2018	2,000,000	2,182,520
5.50%, 05/15/2019	1,500,000	1,636,890
Central York, PA Sch. Dist. GO:
5.50%, 06/01/2015	2,300,000	2,531,932
5.50%, 06/01/2016	2,000,000	2,198,100
Chester Cnty., PA GO:
5.50%, 11/15/2017	2,280,000	2,511,261
5.50%, 11/15/2018	2,405,000	2,648,939
5.50%, 11/15/2019	2,535,000	2,792,125
Council Rock, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2017, (Insd. by MBIA)	2,055,000	2,249,937
Dauphin Cnty., PA GO:
5.50%, 11/15/2015	1,055,000	1,150,499
5.50%, 11/15/2016	1,110,000	1,210,477
5.50%, 11/15/2017	1,170,000	1,275,908
5.50%, 11/15/2018	1,240,000	1,352,245
Delaware Cnty., PA GO, 5.00%, 10/01/2021	3,300,000	3,525,621
Georgetown Cnty., SC Sch. Dist. GO, 5.75%, 03/01/2014	2,000,000	2,209,300
Howard Cnty., MD GO, Refunding, Pub. Impt. Proj., Ser. A, 5.00%, 08/15/2014	500,000	547,605
Loyalsock Township, PA Sch. Dist. GO, 5.375%, 11/01/2017, (Insd. by MBIA)	855,000	924,845

2

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Muncy, PA Sch. Dist. GO, 5.50%, 05/15/2018	$3,545,000	$3,904,569
North Hills, PA Sch. Dist. GO, 5.00%, 12/15/2022, (Insd. by FSA)	1,230,000	1,310,418
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017	1,525,000	1,647,778
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	875,000	885,518
Philadelphia, PA Sch. Dist. GO, Ser. B:
5.625%, 08/01/2018	2,500,000	2,789,750
5.625%, 08/01/2019	1,000,000	1,115,900
Pittsburgh, PA Urban Redev. Auth. GO, Ctr. Triangle Tax Increment, Ser. A, 6.10%,
05/01/2019	1,090,000	1,154,397
Scranton, PA Sch. Dist. GO, Refunding, 5.375%, 04/01/2020	2,855,000	3,057,305
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	4,690,000	4,975,246
Springfield, PA Sch. Dist. GO, Refunding, Delaware Cnty. Impt.:
5.50%, 03/15/2016	1,000,000	1,096,990
5.50%, 03/15/2018	2,585,000	2,855,029
Tredyffrin-Easttown, PA Sch. Dist. GO:
5.50%, 02/15/2016	2,140,000	2,325,495
5.50%, 02/15/2017	1,520,000	1,651,754
Valley View, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2010, (Insd. by FGIC)	2,065,000	2,102,108
York Cnty., PA GO, 5.00%, 06/01/2029, (Insd. by MBIA) #	1,200,000	1,261,272
		81,027,475
GENERAL OBLIGATION – STATE 12.4%
Pennsylvania GO:
Refunding, Ser. 3:
5.375%, 07/01/2017, (Insd. by FSA)	15,000,000	16,975,500
5.375%, 07/01/2018, (Insd. by FSA)	10,255,000	11,653,372
5.375%, 07/01/2019, (Insd. by MBIA)	8,815,000	10,050,246
Ser. 1:
6.00%, 01/15/2012	2,705,000	2,990,648
6.00%, 01/15/2014	3,105,000	3,432,888
6.00%, 01/15/2015	9,605,000	10,619,288
6.00%, 01/15/2016	9,805,000	10,840,408
Ser. 2:
5.00%, 01/01/2026	5,000,000	5,298,800
5.50%, 05/01/2017	3,500,000	3,870,860
5.75%, 10/01/2014	11,725,000	12,790,685
5.75%, 10/01/2017	5,000,000	5,454,450
5.75%, 10/01/2018	1,000,000	1,090,890
6.25%, 07/01/2010	5,000,000	5,581,450
6.25%, 07/01/2011	5,060,000	5,740,165
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,530,176
		110,919,826
HOSPITAL 17.4%
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys.,
Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	8,849,023
Arlington Cnty., VA IDA Hosp. Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.,
5.50%, 07/01/2018	1,000,000	1,099,150
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%,
10/01/2014	2,110,000	2,379,194
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,053,250
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj.:
5.00%, 12/01/2011	935,000	983,517
5.00%, 12/01/2026	3,000,000	3,032,160
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%,
05/15/2017, (Insd. by MBIA)	510,000	527,712
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2030	1,000,000	1,018,010
Geisinger, PA Hlth. Sys. Auth. RRB, Pennsylvania State Geisinger Hlth. Sys., Ser. A,
5.50%, 08/15/2010	1,685,000	1,770,884

3

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	$705,000	$767,421
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	7,084,210
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB:
Good Samaritan Hosp. Proj., 5.00%, 11/15/2018	4,000,000	4,097,320
Pleasant View Retirement, Ser. A, 5.125%, 12/15/2020	1,250,000	1,256,663
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A,
7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	3,009,550
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. RRB, 5.50%, 11/01/2032	6,500,000	6,815,445
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries, Ser. B, SAVRS,
3.75%, 07/01/2030	9,000,000	9,000,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 6.00%, 07/01/2018	250,000	271,820
Union Hosp. of Cecil Cnty., 5.00%, 07/01/2035	1,000,000	1,025,790
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A,
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	3,000,000	3,228,060
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB:
Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	14,214,079
Catholic Hlth. Sys. East, Ser. C, 5.50%, 11/15/2024	1,565,000	1,667,774
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	4,620,396
5.625%, 07/01/2032	1,000,000	1,048,460
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	3,000,000	3,153,810
Ser. B, 5.875%, 11/15/2021	3,550,000	3,692,639
Univ. of Pennsylvania Hlth. Svcs.:
Ser. A:
5.60%, 01/01/2010	2,525,000	2,550,402
5.70%, 01/01/2011	1,100,000	1,111,066
6.00%, 01/01/2007	1,000,000	1,010,070
Ser. B:
5.50%, 01/01/2009	1,520,000	1,535,291
5.70%, 01/01/2011	4,460,000	4,504,868
5.75%, 01/01/2017	4,000,000	4,040,280
Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A:
6.00%, 01/15/2022	6,850,000	7,437,661
6.25%, 01/15/2017	4,000,000	4,422,560
Pennsylvania Hosp. Auth. RB, Horizon Hosp. Sys., Inc., 6.35%, 05/15/2026	3,650,000	3,750,193
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser. A:
5.125%, 05/15/2011	3,395,000	3,561,559
5.125%, 05/15/2012	3,555,000	3,722,298
5.125%, 05/15/2018	8,850,000	9,210,814
5.25%, 05/15/2013	3,045,000	3,167,500
5.25%, 05/15/2014	7,390,000	7,717,746
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo
Obl., 6.25%, 07/01/2024, (Insd. by MBIA)	3,250,000	3,266,900
Puerto Rico Pub. Bldgs. Auth. RRB, Ser. M, 5.70%, 07/01/2009	1,800,000	1,914,822
South Central Pennsylvania Gen. Auth. Hosp. RB, Hanover Hosp., Inc.:
5.00%, 12/01/2028	1,000,000	1,033,140
5.00%, 12/01/2029	1,500,000	1,547,295
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,543,865
6.25%, 06/01/2022	1,750,000	1,926,015
		155,640,682

4

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 2.7%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	$755,000	$788,046
Ser. II-2, 5.90%, 11/01/2032, (Insd. by GNMA)	1,075,000	1,119,204
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont Ellis,
LLC, Ser. A, 5.00%, 09/01/2035, (Insd. by XL Capital, Ltd.)	6,000,000	6,228,000
Pennsylvania HFA RB, Single Family Mtge.:
Ser. 65-A, 5.20%, 10/01/2018	4,400,000	4,487,384
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,554,639
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	5,387,078
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	2,615,000	2,848,650
		24,413,001
INDUSTRIAL DEVELOPMENT REVENUE 3.3%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj., 5.60%, 07/01/2023	1,000,000	1,043,580
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A,
4.70%, 03/01/2019	11,000,000	10,591,240
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A,
4.70%, 11/01/2021	7,500,000	7,593,225
Schuylkill Cnty., PA IDA RB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	3,899,256
Westmoreland Cnty., PA IDA RB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,193,080
		29,320,381
LEASE 3.9%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed.:
5.25%, 12/01/2020	2,745,000	2,882,634
5.25%, 12/01/2024	8,485,000	8,841,540
College Park, GA Business & IDA RRB, Civic Ctr. Proj., 5.25%, 09/01/2023,
(Insd. by AMBAC)	2,915,000	3,178,487
Lexington One Sch. Facs. Corp., SC Installment Purpose RB, Lexington Cnty.
Sch. Dist. No. 1, 5.25%, 12/01/2024	2,110,000	2,225,058
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	2,994,743
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,791,771
Philadelphia, PA IDA Lease RB, Ser. B:
5.50%, 10/01/2014, (Insd. by FSA)	4,000,000	4,394,960
5.50%, 10/01/2019, (Insd. by FSA)	2,225,000	2,433,037
York Cnty., PA Sch. Tech. Auth. Lease RB:
5.375%, 02/15/2019, (Insd. by FGIC)	2,890,000	3,143,453
5.50%, 02/15/2021, (Insd. by FGIC)	1,205,000	1,319,162
		35,204,845
MISCELLANEOUS REVENUE 6.8%
Commonwealth Fin. Auth., Pennsylvania RB, Ser. A, 5.00%, 06/01/2022,
(Insd. by MBIA)	10,000,000	10,656,800
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office, 6.00%, 01/01/2025	4,000,000	3,721,800
Delaware Valley, PA Regl. Fin. RB, Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,251,420
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	2,521,011
Pennsylvania IDA EDRB:
5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	9,356,035
5.50%, 07/01/2020, (Insd. by AMBAC)	1,560,000	1,716,172
5.80%, 01/01/2008, (Insd. by AMBAC)	2,215,000	2,319,548
5.80%, 07/01/2009, (Insd. by AMBAC)	250,000	269,450
7.00%, 01/01/2006, (Insd. by AMBAC)	2,000,000	2,000,200
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax RRB, Philadelphia Funding
Program:
5.25%, 06/15/2011, (Insd. by FGIC)	2,000,000	2,112,500
5.50%, 06/15/2016, (Insd. by FGIC)	500,000	504,950
5.60%, 06/15/2012, (Insd. by FGIC)	3,665,000	3,704,289
5.625%, 06/15/2013, (Insd. by FGIC)	3,000,000	3,032,490

5

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	$1,000,000	$1,086,700
5.50%, 04/15/2017	1,000,000	1,084,380
5.50%, 04/15/2020	925,000	1,000,378
5.50%, 04/15/2022	500,000	540,745
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A:
5.00%, 12/01/2020, (Insd. by FGIC)	2,565,000	2,727,852
5.00%, 12/01/2022, (Insd. by FGIC)	3,510,000	3,706,595
5.00%, 12/01/2025, (Insd. by FGIC)	2,000,000	2,097,180
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by FSA)	1,000,000	1,124,150
South Central Pennsylvania Gen. Auth. RB, Ser. A, 4.50%, 06/01/2030,
(Insd. by AMBAC)	3,000,000	3,062,580
		60,597,225
PORT AUTHORITY 1.2%
Allegheny Cnty., PA Port Auth. Trans. RB:
5.50%, 03/01/2016	2,000,000	2,181,460
5.50%, 03/01/2017	3,750,000	4,082,400
Delaware River Port Auth. of Pennsylvania & New Jersey RB, 5.40%, 01/01/2016,
(Insd. by FGIC)	865,000	883,676
Delaware River Port Auth. of Pennsylvania & New Jersey RRB, Port Dist. Proj., Ser. A,
5.50%, 01/01/2018, (Insd. by FSA)	3,425,000	3,721,502
		10,869,038
PRE-REFUNDED 15.2%
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	830,000	908,850
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.40%, 08/15/2009, (Insd. by AMBAC)	1,865,000	1,926,713
5.50%, 08/15/2010, (Insd. by AMBAC)	1,510,000	1,560,827
5.50%, 08/15/2011, (Insd. by AMBAC)	2,445,000	2,527,299
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,067,760
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,347,962
Allegheny Cnty., PA Port Auth. Trans. RB:
6.25%, 03/01/2017	5,000,000	5,476,350
6.375%, 03/01/2014	5,500,000	6,044,500
6.375%, 03/01/2015	4,750,000	5,220,250
Allegheny Cnty., PA Sanitation Auth. Sewer RB, 5.50%, 12/01/2030, (Insd. by MBIA)	4,550,000	4,970,966
Allentown, PA GO, 5.65%, 07/15/2010	170,000	183,156
Ambridge, PA Area Sch. Dist. GO, 5.50%, 11/01/2029, (Insd. by MBIA)	13,145,000	14,829,269
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,000,000	1,084,840
Blue Mountain, PA Sch. Dist. GO, Ser. A, 5.50%, 10/01/2019, (Insd. by FSA)	2,880,000	3,168,173
Bucks Cnty., PA, St. Mary’s Hosp. Auth. RB, Catholic Hlth. Initiatives, Ser. A,
5.00%, 12/01/2018	5,000,000	5,231,800
Cambria Cnty., PA GO:
5.50%, 08/15/2016, (Insd. by FGIC)	2,375,000	2,518,402
Ser. A, 6.625%, 08/15/2012, (Insd. by FGIC)	775,000	784,866
Charleston Cnty., SC GO, Capital Impt., 5.25%, 05/01/2019	1,765,000	1,884,755
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth., 5.50%, 05/15/2017,
(Insd. by MBIA)	490,000	509,041
Delaware Cnty., PA GO, 5.55%, 10/01/2010	1,750,000	1,779,732
Dover Township, PA Sewer Auth. RB, 6.25%, 05/01/2012	15,000	15,994
Lansing, MI GO, Cmnty. College, 5.50%, 05/01/2017, (Insd. by FGIC)	1,105,000	1,222,086
Loyalsock Township, PA Sch. Dist. GO:
5.375%, 11/01/2017, (Insd. by MBIA)	875,000	957,644
5.375%, 11/01/2018, (Insd. by MBIA)	1,510,000	1,652,620
5.375%, 11/01/2019, (Insd. by MBIA)	1,855,000	2,030,205
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013	1,605,000	1,826,634
Neshaminy, PA Water Resources Auth. RB, 5.40%, 03/01/2013	1,255,000	1,325,054
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	1,560,000	1,754,407
5.75%, 10/01/2017	3,270,000	3,677,507

6

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Norwin, PA Sch. Dist. GO:
6.00%, 04/01/2011, (Insd. by FGIC)	$1,030,000	$1,128,736
6.00%, 04/01/2012, (Insd. by FGIC)	1,090,000	1,194,487
6.25%, 04/01/2013, (Insd. by FGIC)	1,155,000	1,276,541
Parkland, PA Sch. Dist. GO:
5.60%, 09/01/2010	1,535,000	1,540,833
5.65%, 09/01/2011	2,125,000	2,133,266
5.70%, 09/01/2012	2,250,000	2,258,932
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	8,500,000	10,066,635
Pennsylvania GO, Sto-Rox Sch. Dist., 5.80%, 06/15/2030	1,500,000	1,658,070
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College, 5.40%, 12/01/2009, (Insd. by MBIA)	605,000	634,355
Drexel Univ., 5.20%, 05/01/2009, (Insd. by MBIA)	460,000	480,364
Pennsylvania Higher Edl. Facs. Auth. RB, Capital Acquisition, 6.00%, 05/01/2013,
(Insd. by MBIA)	1,610,000	1,794,216
Pennsylvania Turnpike Commission Oil Franchise Tax RB, Sub. Ser. B, 5.25%,
12/01/2016, (Insd. by AMBAC)	355,000	376,343
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	500,000	508,580
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	930,000	1,076,373
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019,
(Insd. by AMBAC)	8,245,000	9,197,297
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	3,000,000	3,274,440
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	2,025,000	2,139,676
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth.:
5.375%, 05/15/2028	7,380,000	8,062,355
ETM, 5.375%, 05/15/2028	1,620,000	1,740,398
West Mifflin, PA Muni. Sanitation Sewer Auth. RB:
5.70%, 08/01/2015, (Insd. by FGIC)	1,000,000	1,014,180
Ser. A, 5.80%, 08/01/2024, (Insd. by FGIC)	2,500,000	2,536,875
		135,580,614
RESOURCE RECOVERY 1.5%
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by
Waste Mgmt., Inc.)	3,400,000	3,454,196
Harrisburg, PA Auth. Resource Recovery Facs. RB, Ser. D-1, 4.00%, 12/01/2033,
(Insd. by FSA)	5,500,000	5,562,150
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,660,800
Ser. G, 5.125%, 12/01/2015	2,000,000	2,001,460
		13,678,606
SPECIAL TAX 1.4%
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,190,688
Ser. B, 6.40%, 12/15/2018	4,030,000	4,399,107
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.20%, 10/01/2009	1,000,000	1,046,020
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,043,240
5.50%, 10/01/2018	500,000	521,420
5.50%, 10/01/2022	1,000,000	1,037,740
5.625%, 10/01/2025	2,250,000	2,349,945
		12,588,160
TOBACCO REVENUE 2.1%
Badger Tobacco Asset Securitization Corp. Wisconsin RB, 6.125%, 06/01/2027	4,680,000	4,939,600
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	12,910,000	13,697,897
		18,637,497

7

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 2.9%
Allegheny Cnty., PA Port Auth. RB, 5.50%, 03/01/2015	$1,000,000	$1,095,620
Harrisburg, PA Parking Auth. RRB, Ser. O, 5.25%, 08/01/2013, (Insd. by AMBAC)	1,230,000	1,353,098
Jacksonville, FL Metro. Parking Solutions Proj. EDA IDRB, 5.50%, 10/01/2030,
(Insd. by ACA)	1,000,000	1,054,730
Pennsylvania Turnpike Commission RB:
5.375%, 07/15/2019, (Insd. by AMBAC)	2,965,000	3,259,069
Oil Franchise Tax, Ser. B, 5.25%, 12/01/2016, (Insd. by AMBAC)	165,000	174,481
Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,207,340
Pennsylvania Turnpike Commission RRB, Ser. S:
5.50%, 06/01/2015	6,425,000	7,057,606
5.625%, 06/01/2014	3,595,000	3,969,024
5.625%, 06/01/2014, (Insd. by FGIC)	2,485,000	2,743,539
Southeastern Pennsylvania Trans. Auth. RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,652,750
		25,567,257
WATER & SEWER 3.7%
Allegheny Cnty., PA Sanitation Auth. Sewer RB:
5.50%, 12/01/2020	3,865,000	4,222,590
5.50%, 12/01/2030, (Insd. by MBIA)	825,000	891,594
5.75%, 12/01/2014	2,390,000	2,637,819
Allegheny Cnty., PA Sanitation Auth. Sewer RRB, 5.375%, 12/01/2018	2,080,000	2,268,781
Delaware Cnty., PA Regl. Water Quality Ctl. Auth. RB, 5.50%, 05/01/2015	2,540,000	2,780,944
Pennsylvania Infrastructure Investment Auth. RB, Pennvest Loan Pool Program:
5.40%, 09/01/2009, (Insd. by MBIA)	1,805,000	1,865,955
5.50%, 09/01/2010, (Insd. by MBIA)	2,140,000	2,213,552
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,592,480
Pittsburgh, PA Water & Sewer Sys. RB, First Lien, 5.50%, 12/01/2015, (Insd. by AMBAC)	3,100,000	3,412,604
University of Pittsburgh, Pennsylvania RB, Area Joint Sewer Auth., 5.25%, 11/01/2014,
(Insd. by MBIA)	4,355,000	4,812,232
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	1,835,000	1,887,132
5.25%, 07/01/2009	1,370,000	1,417,840
		33,003,523
Total Municipal Obligations (cost $858,193,015)		897,460,708

	Shares	Value
SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $4,068,205)	4,068,205	4,068,205
Total Investments (cost $862,261,220) 100.8%		901,528,913
Other Assets and Liabilities (0.8%)		(7,358,071)
Net Assets 100.0%		$894,170,842

#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

8

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of December 31, 2005:

Pennsylvania	85.7%
South Carolina	5.2%
Puerto Rico	1.8%
District of Columbia	1.5%
Georgia	1.5%
Virgin Islands	1.0%
Louisiana	1.0%
Wisconsin	0.6%
New Jersey	0.4%
Virginia	0.3%
Maryland	0.2%
Michigan	0.1%
Florida	0.1%
Delaware	0.1%
Non-state specific	0.5%
100.0%

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $862,264,520. The gross unrealized appreciation and depreciation on securities based on tax cost was $40,333,493 and $1,069,100, respectively, with a net unrealized appreciation of $39,264,393.

9

Item 1 – Schedule of Investments

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: February 27, 2006

By: /s/ Kasey Phillips —————————————— Kasey Phillips Principal Financial Officer Date: February 27, 2006